BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES:
Schedule of allowance for doubtful account activity

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Balance, January1	$9.4	$12.3	$9.6
Additions, net of recoveries	(0.2)	0.1	2.9
Write-offs	(0.9)	(2.2)	(1.7)
Other	(0.4)	(0.8)	1.5
Balance, December31	$7.9	$9.4	$12.3

Schedule of depreciation and amortization

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Cost of products sold	$174.0	$166.7	$178.8
Selling, general and administrative expenses (a)	93.2	89.2	95.4
Total depreciation and amortization	$267.2	$255.9	$274.2

(a) Primarily consists of amortization costs.